Other Comprehensive Income (Loss) And Accumulated Other Comprehensive Loss (Accumulated Other Comprehensive Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2020	Aug. 31, 2019
Disclosure of analysis of other comprehensive income by item [line items]
Share of other comprehensive income of associates	$ 0	$ (13)
Reclassification of accumulated gain to income related to the sale of an associate	0	(3)
Remeasurements on employee benefit plans	1	(39)
Accumulated other comprehensive loss [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Change in unrealized fair value of derivatives designated as cash flow hedges	(5)	1
Share of other comprehensive income of associates	0	18
Reclassification of accumulated gain to income related to the sale of an associate	0	(18)
Remeasurements on employee benefit plans	(94)	(95)
Accumulated other comprehensive (loss) income	$ (99)	$ (94)